Leases (Details)			6 Months Ended		12 Months Ended
	Oct. 30, 2019 DWT	Sep. 30, 2018 DWT	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Leases [Line Items]
Operating lease liabilities			$ 1,708,380	$ 1,682,250	$ 2,630,252	$ 2,920,500	$ 3,597,283
Fixed lease term			1 year		1 year
Short term lease expense				$ 13,795	$ 34,448	27,443	$ 28,571
Number of deadweight Tonnage	48,500	48,500
Discount rate			7.40%		7.40%
Lease liability			$ 5,890,260		$ 6,739,912	8,337,978
Estimated purchase option			$ 1,490,000		$ 1,490,000
Vessel dead weight tonnage (in DWT) | DWT	48,500	48,500
Topsheen Shipping Group Limited [Member]
Leases [Line Items]
Discount rate			7.80%		7.80%
Lease liability			$ 6,424,623		$ 7,275,788	$ 8,866,762
Estimated purchase option			$ 1,490,000		$ 1,490,000